Inventories	3 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
Inventories
7. Inventories:

	March 31, 2026	December 31, 2025
Purchased parts	$2,203	$2,034
Work-in-process	259	199
Finished goods	520	804
	$2,982	$3,037
During the three months ended March 31, 2026, the Company recorded change in write-downs to net realizable value of nil (three months ended March 31, 2025 - $30).